AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON January 17, 2001
                                                              File No. 333-82427

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2
                                       AND
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 30

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)
                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)
                                 CAROL S. WATSON
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:
                               JOAN E. BOROS, ESQ.
                           Jorden Burt Boros Cicchetti
                             Berenson & Johnson LLP
                        1025 Thomas Jefferson Street N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805

                            ------------------------
SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

         It is proposed that this filing will become effective:

         X immediately upon filing pursuant to paragraph (b) of Rule 485 on May 1 pursuant to paragraph (b) of Rule 485
             60 days after filing  pursuant to paragraph (a) of rule 485 on (date) pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                Explanatory Note

          Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding two new variable sub-accounts that will be available under the deferred variable annuity contracts described in the registration statement and to make additional nonmaterial changes to the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                              PROSPECTUS SUPPLEMENT

                         To Prospectus Dated May 1, 2000

               Premiere Planner Flexible Premium Variable Annuity
                     Issued by Lincoln Benefit Life Company
            In connection with Lincoln Benefit Life Variable Account

This supplement describes two new subaccounts. The following sentence replaces the third sentence in the second paragraph on page 1 of the prospectus:

         The Contract currently offers twenty-three investment options, each of which is a subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account").

The following portfolios are added to the list of Portfolios on page 1, second paragraph of the prospectus:

         OCC Accumulation Trust:  Science and Technology
         Rydex Variable Trust:  OTC

The following information is added to the Portfolio Company Annual Expenses table on page 5-6 of the prospectus



                                                         Management       Rule 12b-1          Other
                                                             Fee             Fees            Expenses            Total

OCC ACCUMULATION TRUST
     Science & Tech                                         0.80%             0               0.20%              1.00%

RYDEX VARIABLE TRUST
     OTC                                                    0.75%             0               0.80%              1.55%

The following information is added to the Examples on page 7 of the prospectus:


                                 Sub-Account                                          1 Year              3 Years
                                 -----------                                          ------              -------
OCC Science & Tech                                                                     $95                 $142
Rydex OTC                                                                              $100                $157

The following information is added to the Examples on page 8 of the prospectus:

                                 Sub-Account                                          1 Year              3 Years
                                 -----------                                          ------              -------
OCC Science & Tech                                                                     $25                  $77
Rydex OTC                                                                              $31                  $93

The following information is added to the chart under the heading "What are my Investment Choices Under the Contract?" on page 9-10 of the prospectus:

       Fund                            Portfolio
--------------------------------------------------------------------------------

Occ Accumulation Trust                 Science & Technology
Rydex Variable Trust                   OTC
--------------------------------------------------------------------------------

The following information is added to the list of Portfolios under the heading THE INVESTMENT AND FIXED ACCOUNT OPTIONS, and sub-heading Separate Account Investments on page 16 of the prospectus:

         Rydex Variable Trust (investment adviser: Rydex Global Advisers)

                  OTC Portfolio seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Portfolio's current benchmark is the NASDAQ 100 Index. The Portfolio invests principally in securities of companies included in the NASDAQ 100 Index. It may also invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Portfolio may also purchase U.S. Government securities and enter into repurchase agreements.

         Under OCC Accumulation Trust add the following:

                  Science and Technology Portfolio seeks capital appreciation. The Portfolio invests primarily in equity securities of companies that use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies.

Supplement effective January 17, 2001.

                 Statement of Additional Information Supplement
                     To Statement of Additional Information
                               Dated May 1, 2000

               Premier Planner Flexible Premium Variable Annuity
                     Issued by Lincoln Benefit Life Company
        In Connection with Lincoln Benefit Life Variable Annuity Account


     On page S-9 of the Statement of Additional Information under the table entitled "Standardized Total Return as of December 31, 1999, Assuming Contract Surrendered" the following information is added:


                                                                         AVERAGE ANNUAL TOTAL RETURN (3)
                                                                  ---------------------------------------------

                                                                                                           SINCE
                                                          INCEPTION                  5 YEAR    10 YEAR    INCEPTION
                                                           DATE (2)     1 YEAR (%)     (%)        (%)        (%)
                                                         -----------   ----------   --------   --------   ----------
OCC ACCUMULATION TRUST
     Science & Tech                                        2/1/2001           NA         NA         NA           NA

RYDEX VARIABLE TRUST
   OTC                                                     2/1/2001           NA         NA         NA           NA



     On page S-10 of the Statement of Additional Information under the table entitled "Non-Standardized Total Return as of December 31, 1999, Assuming
Contract  Not  Surrendered"  the  following   information  is  added:


                                                                                 AVERAGE ANNUAL TOTAL RETURN (3)
                                                                          --------------------------------------------
                                          PORTFOLIO    MONTHLY      TOTAL                                         SINCE
                                          INCEPTION    RETURN      RETURN      1 YEAR      5 YEAR      10 YEAR   INCEPTION
                                          DATE (2)       (%)       YTD (%)       (%)         (%)         (%)        (%)
                                          ---------   ---------   ---------   ---------   ---------   ---------  ---------
OCC ACCUMULATION TRUST
     Science & Tech                         4/12/00         NA          NA          NA          NA          NA        NA

RYDEX VARIABLE TRUST
     OTC                                    5/7/97        24.43      103.85      103.85         NA          NA      64.86



     On page S-12 of the Statement of Additional Information under the table entitled Non-Standardized Total Return as of December 31, 1999 Assuming Contract Not Surrendered" the following information is added:



                                                         CUMULATIVE
                                                           TOTAL
                                                           RETURN
                                              PORTFOLIO     SINCE            CALENDAR YEAR RETURN (3)
                                             INCEPTION   INCEPTION    ------------------------------------
                                              DATE (2)     (%) (3)      1996 (%)     1997 (%)     1998 (%)
                                              ---------   ----------   ----------   ----------   ----------
OCC ACCUMULATION TRUST
     Science & Tech                            4/12/00          NA             NA           NA           NA

RYDEX VARIABLE TRUST
     OTC                                        5/7/97      276.21             NA           NA         77.26


Supplement effective January 17, 2001

                                     PART C

                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following  financial  statements are included in Part A of the  Registration
Statement:

None

The following  financial  statements are included in Part B of the  Registration
Statement:

The Consolidated financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company and subsidiary as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999.

The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 1998 and for the years ended December 31, 1999 and 1998. The following financial statements are included in Part C of the Registration Statement:

None

(b) Exhibits

(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit Life Variable Annuity Account**

(2) Custody Agreements (not applicable)

(3) (a) Form of Principal Underwriting Agreement****

       (b) Form of Selling Agreement *****

(4) Variable Annuity Contract ******

(5) Application for Contract ******

(6) Depositor--Corporate Documents

      (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended*

      (b) By-Laws of Lincoln Benefit Life Company*

(7) Reinsurance Contract**

(8) Participation Agreements:

     (a) Form of Participation Agreement among Lincoln Benefit Life Company and J.P. Morgan Series Trust II ******

     (b) Form of Participation Agreement among Lincoln Benefit Life Company, The Institutional Universal Funds, Inc. (FORMERLY KNOWN AS MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.) and Miller Anderson & Sherrerd, LLP ******

     (c) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC ******

     (d) Form of Participation Agreement between Salomon Brothers Variable Series Fund Inc., and Salomon Brothers Asset Management Inc. ******

     (e) Form of Participation Agreement among Lincoln Benefit Life Company, Lazard Asset Management, and Lazard Retirement Series, Inc. ******

     (f)  Form  of  Participation   Agreement  between  Goldman  Sachs  Variable
Insurance Trust and Lincoln Benefit Life Company ******

     (g) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust*******

     (h)(1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust ******

     (h)(2) Form of Amendment to Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust (filed herewith)

     (i) Form of Participation Agreement between Lincoln Benefit Life Company and Rydex Variable Trust (filed herewith)

(9) Opinion and Consent of  Counsel*******

(10) (a) Independent  Auditors'  Consent********
     (b) Consent of Attorneys********

(11) Financial Statements Omitted from Item 23 (not applicable)

(12) Initial Capitalization Agreement (not applicable)

(13) Performance Computations*******

(27) Financial Data Schedules (not applicable)
------------------------
* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998.
** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.
*** Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed July 24, 1998.
**** Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1998.
***** Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.
****** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.
******* Pre-effective Amendment #1 on Form N-4 for Lincoln Benefit Life Variable
        Annuity Account, File No. 333-82427, filed September 29, 1999. ********Post-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life
        Variable Annuity Account, File No. 333-82427, filed April 5, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                                         POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------
Thomas J. Wilson II                 Director, Chairman of the Board and Chief Executive Officer
B. Eugene Wraith                    Director, President and Chief Operating Officer
Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Director, Executive Vice President
Rodger A. Hergenrader               Director, Senior Vice President
J. Kevin McCarthy                   Director
Kevin R. Slawin                     Director
J. Scott Taylor                     Director, Senior Vice President
Michael J. Velotta                  Director, Assistant General Counsel, and Assistant Secretary
Carol S. Watson                     Director, Senior Vice President, General Counsel, and Secretary
Dean M. Way                         Director, Senior Vice President
Patricia W. Wilson                  Director
Janet P. Anderbery                  Vice President
Bob W. Birman                       Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant Secretary, and Assistant General Counsel
Thomas S. Holt                      Vice President
Sharyn L. Jenson                    Vice President
Matthew A. Monson                   Vice President and Actuary
Maxine Payton                       Vice President
Samuel H. Pilch                     Vice President and Controller
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Regina Wheat                        Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed March 28, 2000.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 19, 2000, the Registrant has 275 qualified contract owners and 333 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

NAME AND PRINCIPAL BUSINESS
ADDRESS OF EACH SUCH PERSON         ALFS, Inc.
---------------------------         ------------------------------------------------
John R. Hunter                      Director, President and Chief Executive Officer
Janet M. Albers                     Vice President and Controller
Brent H. Hamann                     Vice President
Andrea J. Schur                     Vice President
Kevin R. Slawin                     Director
Michael J. Velotta                  Director and Secretary
Thomas J. Wilson, II                Director
Lisa A. Burnell                     Assistant Vice President and Compliance Officer
Joanne M. Derrig                    Assistant Secretary and Assistant General Counsel
Susan L. Lees                       Assistant Secretary
Carol S. Watson                     Assistant Secretary
Barry S. Paul                       Assistant Treasurer
James P. Zils                       Assistant Treasurer

    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                         (2)

                  (1)               NET UNDERWRITING       (3)            (4)
           NAME OF PRINCIPAL         DISCOUNTS AND     COMPENSATION    BROKERAGE         (5)
              UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION

                 ALFS, Inc.                 0                0               0             0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 17th day of January, 2001.

                                LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT (Registrant)

                                By:         LINCOLN BENEFIT LIFE COMPANY
                                     ------------------------------------------
                                                    (DEPOSITOR)

                                By:             /s/ B. EUGENE WRAITH
                                     ------------------------------------------
                                                  B. Eugene Wraith

                                       PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities and on the 17th day of January, 2001.


/s/ B. Eugene Wraith
------------------------------------
B. Eugene Wraith                              President, Chief Operating                  January 17, 2001
(Principal Executive Officer)                   Officer and Director

/s/ Samuel H. Pilch
------------------------------------
Samuel H. Pilch                               Senior Vice President,                      January 17, 2001
(Principal Financial Officer and                Chief Financial Officer,
Principal Accounting Officer)                    Treasurer, Controller
                                                  and Director

/s/ Lawrence W. Dahl
------------------------------------
Lawrence W. Dahl                              Executive Vice President                    January 17, 2001
                                                and Director

/s/ Douglas F. Gaer
------------------------------------
Douglas F. Gaer                               Executive Vice President                    January 17, 2001
                                                and Director

/s/ Rodger A. Hergenrader
------------------------------------
Rodger A. Hergenrader                         Director                                    January 17, 2001


J. Kevin McCarthy                             Director                                    January 17, 2001

Kevin Slawin                                  Director                                    January 17, 2001


/s/ J. Scott Taylor
------------------------------------
J. Scott Taylor                               Director                                    January 17, 2001


Michael J. Velotta                            Director                                    January 17, 2001

/s/ Carol S. Watson
------------------------------------
Carol S. Watson                               Director                                    January 17, 2001


/s/ Dean M. Way
------------------------------------
Dean M. Way                                   Director                                    January 17, 2001


Patricia W. Wilson                            Director                                    January 17, 2001


Thomas J. Wilson, II                          Chairman of the Board,                      January 17, 2001
                                                Chief Executive Officer
                                                and Director




                                INDEX TO EXHIBITS

                                       FOR

                       REGISTRATION STATEMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.             SEQUENTIAL PAGE NO.
-----------  -----------------------------------------

8(i) Form of Participation Agreement between Lincoln Benefit Life Company and Rydex Variable Trust
 (h)(2) Form of Amendment to Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust